Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	December 31, 2018	December 31, 2017
(CAD$ in millions)		(restated)
Supplies	$693	$563
Raw materials	300	223
Work in process	595	529
Finished products	539	462

	2,127	1,777
Less long-term portion (Note 14)	(62)	(108)

	$2,065	$1,669